UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6290

SMITH BARNEY WORLD FUNDS, INC.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY WORLD FUNDS, INC.

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

FORM N-Q

JANUARY 31, 2005

SMITH BARNEY WORLD FUNDS, INC.

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 101.1%
Australia - 1.7%
140,000	Macquarie Bank Ltd. (a)	$5,309,228
66,000	Westpac Banking Corp.	983,630

		6,292,858

Denmark - 1.3%
90,000	Novo Nordisk A/S, Class B Shares (a)	4,809,879

Finland - 2.3%
540,000	Nokia Oyj (a)	8,267,856

France - 4.6%
78,000	Essilor International SA (a)	5,550,348
50,000	Groupe Danone (a)	4,669,772
30,000	Total SA	6,452,287

		16,672,407

Germany - 3.3%
55,000	BASF AG	3,763,344
29,000	SAP AG (a)	4,515,972
128,000	Stada Arzneimittel AG (a)	3,721,752

		12,001,068

Greece - 1.0%
55,000	EFG Eurobank Ergasias	1,775,177
100,000	Piraeus Bank S.A.	1,841,160

		3,616,337

Hong Kong - 3.7%
212,325	HSBC Holdings PLC (a)	3,516,008
290,000	Hutchison Whampoa Ltd. (a)	2,643,168
1,500,000	Li & Fung Ltd. (a)	2,474,792
1,700,000	Luen Thai Holdings Ltd. (b)	873,070
470,000	Swire Pacific Ltd., Class A Shares (a)	3,690,729

		13,197,767

Ireland - 7.5%
290,000	Bank of Ireland	4,591,219
5	CRH PLC	133
1,406,400	Grafton Group PLC	17,207,179
246,260	Irish Continental Group PLC	3,892,514
250,000	United Drug PLC	1,217,099

		26,908,144

Italy - 0.9%
250,000	Saipem S.p.A. (a)	3,166,471

Japan - 20.2%
80,000	Ajinomoto Co., Inc.	967,641
189,000	Canon Inc.	9,821,502
70,000	Daiichikosho Co., Ltd.	1,753,226
730	Dentsu Inc. (a)	1,847,137
532,000	Dowa Mining Co., Ltd. (a)	3,664,900
113,000	Honda Motor Co., Ltd.	5,927,810
35,000	Hoya Corp. (a)	3,596,236
115,000	Ito-Yokado Co., Ltd. (a)	4,593,061

See Notes to Schedule of Investments.

SMITH BARNEY WORLD FUNDS, INC.

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Japan - 20.2% (continued)
1,045	Mitsubishi Toyko Financial Group, Inc.	$9,917,221
60,000	Nichii Gakkan Co., (a)	2,047,233
21,000	Nidec Corp. (a)	2,359,836
350,000	Nomura Holdings, Inc.	4,630,247
1,250	NTT DoCoMo, Inc.	2,174,754
14,000	Orix Corp.	1,845,436
2,430	Rakuten, Inc. (a)	2,274,315
60,000	Seven-Eleven Japan Co., Ltd. (a)	1,814,072
240,000	Sharp Corp.	3,678,222
130,000	Shin-Etsu Chemical Co., Ltd	5,135,160
175,000	Terumo Corp.	5,049,341

		73,097,350

Mexico - 1.6%
1,714,700	Wal-Mart de Mexico SA de CV	5,912,231

The Netherlands - 3.3%
161,317	ING Groep N.V.	4,661,290
125,000	Randstad Holding N.V.	4,890,541
43,500	Royal Dutch Petroleum Co. (a)	2,530,915

		12,082,746

Norway - 0.7%
352,700	Stolt Offshore S.A. (a)(b)	2,474,820

Singapore - 1.9%
525,000	DBS Group Holdings Ltd.	5,069,105
176,000	Venture Corp. Ltd.	1,689,735

		6,758,840

Spain - 5.8%
220,000	Banco Bilbao Vizcaya Argentaria, S.A. (a)	3,713,277
500,000	Indra Sistemas, S.A. (a)	8,559,967
480,000	Telefonica S.A. (b)	8,755,191

		21,028,435

Sweden - 1.9%
70,000	Atlas Copco AB (a)	3,267,666
1,238,000	Telefonaktiebolaget LM Ericsson, Class B Shares (b)	3,642,596

		6,910,262

Switzerland - 11.8%
240,000	Mettler-Toledo International Inc. (b)	12,038,400
15,500	Nestle SA	4,069,411
109,000	Novartis AG	5,227,945
109,000	Roche Holdings AG	11,634,793
19,600	Synthes, Inc. (b)	2,251,040
90,000	UBS AG	7,304,104

		42,525,693

United Kingdom - 26.4%
142,000	BOC Group PLC	2,625,069
770,000	BP PLC	7,637,222
1,528,000	Capita Group PLC	10,319,836
900,000	Compass Group PLC	4,090,496
335,000	Diageo PLC	4,567,629

See Notes to Schedule of Investments.

SMITH BARNEY WORLD FUNDS, INC.

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2005

United Kingdom - 26.4% (continued)
870,861	Kingfisher PLC	$5,005,975
1,900,000	mmo2 PLC (b)	4,504,621
170,000	Rio Tinto PLC	5,313,971
141,591	Royal Bank of Scotland Group PLC	4,691,964
2,470,000	Serco Group PLC	11,580,016
240,000	Smith & Nephew PLC	2,348,734
1,209,999	Tesco PLC	7,018,035
750,000	Tomkins PLC	3,818,715
7,020,000	Vodafone Group PLC	18,179,826
345,000	WPP Group PLC	3,757,348

		95,459,457

United States - 1.2%
250,679	News Corp., Class B Shares (a)	4,406,937

	TOTAL COMMON STOCK (Cost - $233,046,668)	365,589,558

WARRANTS/RIGHTS
WARRANTS/RIGHTS (b) - 0.0%
Venezuela - 0.0%
7,140	Republic of Venezuela Oil-linked Payment Obligation,
	Expire 4/15/20 (Cost - $0)	107,100

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 13.8%
49,893,727	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $49,893,727)	49,893,727

	TOTAL INVESTMENTS - 114.9% (Cost - $282,940,395*)	415,590,385
	Liabilities in Excess of Other Assets - (14.9)%	(53,925,750)

	TOTAL NET ASSETS - 100.0%	$361,664,635

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Summary of Investments by Sector** (unaudited)

Financial	17.4%
Consumer Discretionary	16.8
Information Technology	14.9
Industrials	11.6
Healthcare	11.5
Telecommunication Services	9.8
Consumer Staples	6.3
Energy	6.1
Materials	5.6

100.0%

**	As a percentage of total investments (excluding securities lending). Please note that Fund holdings are as of January 31, 2005 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The International All Cap Growth Portfolio (“Fund”), a separate diversified investment fund of the Smith Barney World Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to Schedule of Investments (unaudited) (continued)

(d) Concentration of Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

(e) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$135,030,328
Gross unrealized depreciation	(2,380,338)

Net unrealized appreciation	$132,649,990

At January 31, 2005, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Sell:
Australian Dollar	486,385	$377,434	2/3/05	$(632)
Danish Krone	4,505,807	790,354	2/3/05	(1,591)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(2,223)

At January 31, 2005, the Fund loaned securities having a market value of $47,589,089. The Fund received cash collateral amounting to $49,893,727, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney World Funds, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2005

By:	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date:	March 30, 2005